Companies Included in the Scope of the Consolidated Financial Statements, Associates and Joint Ventures (Details)	12 Months Ended
Dec. 31, 2021
BAHRAIN [Member] | TTSJV W.L.L [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TTSJV W.L.L.
Address	Block 215, Rd 1531, Bldg 1130, Flt.12 P.O.Box 28110 Muharraq
Interest held in %	36.00%
BOSNIA AND HERZEGOVINA [Member] | Petrolinvest, D.D. Sarajevo [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Petrolinvest, D.D. Sarajevo
Address	Tvornicka 3, 71000 Sarajevo
Interest held in %	33.00%
BRAZIL [Member] | FSTP Brasil Ltda. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	FSTP Brasil Ltda.
Address	Rua Visconde de Inhaúma, N.º 83 - 17º e 18º andares Centro, Rio de Janeiro
Interest held in %	25.00%
FRANCE [Member] | Novarctic SNC [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Novarctic SNC
Address	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %	33.33%
FRANCE [Member] | TP JGC Coral France SNC [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TP JGC Coral France SNC
Address	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %	50.00%
FRANCE [Member] | CTEP France [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	CTEP France
Address	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %	50.00%
INDONESIA [Member] | PT Technip Indonesia [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	PT Technip Indonesia
Address	Metropolitan Tower, 15th Floor Jln. R.A. Kartini Kav. 14 (T.B. Simatupang) Cilandak, Jakarta Selatan 12430 Jakarta
Interest held in %	33.00%
KAZAKHSTAN [Member] | TKJV LLP [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TKJV LLP
Address	Av. Abdirova, bld. 3, 100009, Karaganda city, Kazybek bi district
Interest held in %	49.50%
JAPAN [Member] | CTEP Japan [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	CTEP Japan
Address	Level 10, Hulic Minatomirai, 1-1-7, , Sakuragi-cho, Naka-ku, Yokohama-shi, Kanagawa
Interest held in %	50.00%
MALAYSIA [Member] | T.EN Consultant (M) Sdn. Bhd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	T.EN Consultant (M) Sdn. Bhd
Address	Suite 13.03, 13th Floor, Menara Tan & Tan 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %	27.18%
MEXICO [Member] | Ethylene XXI Contractors S.A.P.I. de C.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Ethylene XXI Contractors S.A.P.I. de C.V.
Address	Blvd Manuel Ávila Camacho Número 32, piso 6, oficina 677, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México
Interest held in %	40.00%
MEXICO [Member] | Desarrolladora de Etileno, S. de R.L. de C.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Desarrolladora de Etileno, S. de R.L. de C.V.
Address	Blvd Manuel Ávila Camacho Número 36, piso 10, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México
Interest held in %	40.00%
MOZAMBIQUE [Member] | ENHL- TechnipFMC Mozambique, LDA [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	ENHL- TechnipFMC Mozambique, LDA
Address	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo
Interest held in %	51.00%
MOZAMBIQUE [Member] | JGC Fluor TechnipFMC Mozambique, LDA [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	JGC Fluor TechnipFMC Mozambique, LDA
Address	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo
Interest held in %	33.33%
MOZAMBIQUE [Member] | TP JGC Coral Mozambique [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TP JGC Coral Mozambique
Address	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo
Interest held in %	50.00%
NETHERLANDS [Member] | Etileno XXI Holding B.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Etileno XXI Holding B.V.
Address	Afrikaweg 30, 2713 AW, Zoetermeer
Interest held in %	50.00%
NETHERLANDS [Member] | Etileno XXI Services B.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Etileno XXI Services B.V.
Address	Beursplein 37, Office 869, 3011 AA Rotterdam
Interest held in %	40.00%
NORWAY [Member] | Marine Offshore AS [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Marine Offshore AS
Address	Vollsveien 17A , 1366, Lysaker
Interest held in %	51.00%
RUSSIAN FEDERATION [Member] | Nova Energies [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Nova Energies
Address	Room 1,2, Premises XXXV, ul. Akademika Pilyugina 22 117393, Moscow
Interest held in %	50.00%
SAUDI ARABIA [Member] | Technip Italy S.p.A. & Dar Al Riyadh for Engineering Consulting [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip Italy S.p.A. & Dar Al Riyadh for Engineering Consulting
Address	P.O. Box 3596, 34423 Al-Khobar
Interest held in %	60.00%
SINGAPORE [Member] | FSTP Pte Ltd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	FSTP Pte Ltd
Address	50 Gul Road, 629351 Singapore
Interest held in %	25.00%
UNITED ARAB EMIRATES [Member] | Yemgas FZCO [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Yemgas FZCO
Address	Office # LB15312 P.O. Box 17891 Jebel Ali Free Zone - Dubai
Interest held in %	33.33%
UNITED STATES [Member] | Spars International Inc. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Spars International Inc.
Address	c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201
Interest held in %	50.00%
UNITED STATES [Member] | Deep Oil Technology Inc. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Deep Oil Technology Inc.
Address	c/o CT Corporation System 818 W. Seven St. Los Angeles, California 90017
Interest held in %	50.00%